Share-based payment arrangements - Summary of Range of Exercise Prices of Outstanding Share Options (Details)	Dec. 31, 2019 CAD ($) shares yr	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	5,714,491	5,591,228	5,944,510
Employee stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	5,714,491
Weighted average remaining contractual life, outstanding (in years) | yr	2.6
Weighted average exercise price, outstanding (in CDN$) | $	$ 14.08
Shares, exercisable (in shares)	2,670,039
Weighted average exercise price, exercisable (in CDN$) | $	$ 21.87
Employee stock option plan | $5.00 to $5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	2,097,795
Weighted average remaining contractual life, outstanding (in years) | yr	4.2
Weighted average exercise price, outstanding (in CDN$) | $	$ 5.68
Shares, exercisable (in shares)	0
Weighted average exercise price, exercisable (in CDN$) | $	$ 0.00
Employee stock option plan | $6.00 to $6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	818,003
Weighted average remaining contractual life, outstanding (in years) | yr	3.3
Weighted average exercise price, outstanding (in CDN$) | $	$ 6.20
Shares, exercisable (in shares)	250,703
Weighted average exercise price, exercisable (in CDN$) | $	$ 6.20
Employee stock option plan | $10.00 to $10.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	152,941
Weighted average remaining contractual life, outstanding (in years) | yr	4.9
Weighted average exercise price, outstanding (in CDN$) | $	$ 10.40
Shares, exercisable (in shares)	0
Weighted average exercise price, exercisable (in CDN$) | $	$ 0.00
Employee stock option plan | $16.00 to $16.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	986,984
Weighted average remaining contractual life, outstanding (in years) | yr	1.1
Weighted average exercise price, outstanding (in CDN$) | $	$ 16.10
Shares, exercisable (in shares)	986,984
Weighted average exercise price, exercisable (in CDN$) | $	$ 16.10
Employee stock option plan | $21.00 to $21.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	20,000
Weighted average remaining contractual life, outstanding (in years) | yr	1.8
Weighted average exercise price, outstanding (in CDN$) | $	$ 21.15
Shares, exercisable (in shares)	13,333
Weighted average exercise price, exercisable (in CDN$) | $	$ 21.15
Employee stock option plan | $22.00 to $22.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	668,396
Weighted average remaining contractual life, outstanding (in years) | yr	2.1
Weighted average exercise price, outstanding (in CDN$) | $	$ 22.00
Shares, exercisable (in shares)	499,293
Weighted average exercise price, exercisable (in CDN$) | $	$ 22.00
Employee stock option plan | $23.00 to $23.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	151,933
Weighted average remaining contractual life, outstanding (in years) | yr	2.2
Weighted average exercise price, outstanding (in CDN$) | $	$ 23.18
Shares, exercisable (in shares)	101,287
Weighted average exercise price, exercisable (in CDN$) | $	$ 23.18
Employee stock option plan | $29.00 to $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	2,449
Weighted average remaining contractual life, outstanding (in years) | yr	1.4
Weighted average exercise price, outstanding (in CDN$) | $	$ 29.55
Shares, exercisable (in shares)	2,449
Weighted average exercise price, exercisable (in CDN$) | $	$ 29.55
Employee stock option plan | $33.00 to $33.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	795,990
Weighted average remaining contractual life, outstanding (in years) | yr	0.1
Weighted average exercise price, outstanding (in CDN$) | $	$ 33.35
Shares, exercisable (in shares)	795,990
Weighted average exercise price, exercisable (in CDN$) | $	$ 33.35
Employee stock option plan | $35.00 to $35.99
Disclosure of range of exercise prices of outstanding share options [line items]
Shares, outstanding (in shares)	20,000
Weighted average remaining contractual life, outstanding (in years) | yr	0.0
Weighted average exercise price, outstanding (in CDN$) | $	$ 35.40
Shares, exercisable (in shares)	20,000
Weighted average exercise price, exercisable (in CDN$) | $	$ 35.40